Consolidated Income Statements (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Income Statements [Abstract]
Share based compensation expenses, before tax	$ 7.1	$ 6.2	$ 2.9
Share based compensation expenses, net of tax	$ 6.3	$ 5.4	$ 2.5